Note 11 - Stock Option Plans and Warrants - Forfeited or Expired Options Under Stock Option Plans (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee terminations (in shares)	1,467		617	55
Expired (in shares)	100		28	19
Total (in shares)		1,567	645	74